Property, plant and equipment (Tables)	12 Months Ended
Mar. 31, 2025
Property, plant and equipment
Schedule of details of property, plant and equipment, estimated useful lives

Land and buildings

Freehold buildings	25 - 50 years

Leasehold premises	The term of the lease

Equipment, fixtures and fittings

Network infrastructure and other	1 - 35 years

Schedule of details of property, plant and equipment

	Land and buildings € m	Equipment, fixtures and fittings € m	Total € m

Cost

1 April 2023	1,997	74,460	76,457

Exchange movements	(31)	(1,878)	(1,909)

Additions	34	4,753	4,787

Disposals	(15)	(2,070)	(2,085)

Transfer of assets held for resale	(439)	(18,530)	(18,969)

Hyperinflation impacts	9	1,376	1,385

Other	2	90	92

31 March 2024	1,557	58,201	59,758

Exchange movements	5	(381)	(376)

Additions	27	4,447	4,474

Disposals	(13)	(904)	(917)

Hyperinflation impacts	5	1,172	1,177

Other	(16)	282	266

31 March 2025	1,565	62,817	64,382

Accumulated depreciation and impairment 1 April 2023	1,240	49,323	50,563

Exchange movements	(7)	(1,258)	(1,265)

Charge for the year 1	56	4,814	4,870

Disposals	(15)	(2,039)	(2,054)

Transfer of assets held for resale	(287)	(12,507)	(12,794)

Hyperinflation impacts	2	1,037	1,039

31 March 2024	989	39,370	40,359

Exchange movements	4	(308)	(304)

Charge for the year 1	36	3,838	3,874

Disposals	(14)	(867)	(881)

Hyperinflation impacts	2	849	851

Other	(12)	93	81

31 March 2025	1,005	42,975	43,980

Net book value 31 March 2024	568	18,831	19,399

31 March 2025	560	19,842	20,402
Note:

1.
Included in the charge for the year ended 31 March 2025 was
€
Nil (2024:
€
988 million) in respect of Vodafone Italy and Vodafone Spain, which was reported as discontinued operations. See note 7 ‘Discontinued operations and assets held for sale’ for more information.

Schedule of right-of-use assets arising from the group's lease arrangements

	2025 €m	2024 € m

Property, plant and equipment (owned assets)	20,402	19,399

Right-of-use assets	10,310	9,100

31 March	30,712	28,499